EMPLOYEE BENEFITS (Details 17) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$) shares
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 510,034
Effect on present value of obligations | shares	(10,629,052)
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Medical Inflation [Member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	1.00%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 3,102,518
Effect on present value of obligations | shares	25,945,554
Possible Increase In Actuarial Assumption [Member] | Actuarial Assumption Of Mortality Table [Member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ (2,257,050)
Effect on present value of obligations | shares	(18,875,130,000)
Sensitivity level, year	+1 year
Possible Increase In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level, year	+1 ano
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (540,863)
Effect on present value of obligations | shares	11,323,696
Possible Decrease In Actuarial Assumption [Member] | Actuarial assumption of mortality rates [member]
IfrsStatementLineItems [Line Items]
Sensitivity level, year	- 1 ano
Actuarial Assumption Of Medical Inflation [Member] | Actuarial assumption of discount rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Sensitivity level	(1.00%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (2,773,758)
Effect on present value of obligations | shares	(23,196,224,000)
Actuarial Assumption Of Mortality Table [Member] | Actuarial assumption of mortality rates [member] | Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Effect on current service cost and on interest on actuarial obligations | R$	R$ 2,340,830
Effect on present value of obligations | shares	19,575,759
Sensitivity level, year	- 1 year